Summary of Significant Accounting Policies - Schedule of disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of net revenues [Line Items]
Net revenues	¥ 4,015,794	$ 630,166	¥ 2,526,806	¥ 1,207,410
Learning services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,441,421	383,112	1,513,960	602,353
Tutoring Services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,271,036		1,369,010	510,095
Fee-based premium services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	170,385		144,950	92,258
Smart Devices [Member]
Disaggregation of net revenues [Line Items]
Net revenues	980,424	153,850	539,962	152,044
Online marketing services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	¥ 593,949	$ 93,204	¥ 472,884	¥ 453,013